SPECIAL CASH DIVIDENDS	12 Months Ended
Mar. 31, 2015
SPECIAL CASH DIVIDENDS
SPECIAL CASH DIVIDENDS

(14)SPECIAL CASH DIVIDENDS

On August 7, 2012, the Company’s board of directors declared a special cash dividend of USD0.087 per common share, or USD0.174 per ADS. The total amount of cash distributed in the dividend was USD4.0 million (RMB 25,331,341)  and was paid from the cash held by ATA Inc. in September 2012.

On May 30, 2014, the Company’s board of directors declared a special cash dividend of USD0.205 per common share, or USD0.41 per ADS. The total amount of cash distributed in the dividend was USD9.5 million (RMB 58,349,122)  and was paid by cash in July 2014.